Formation and Organization (Details Narrative) - USD ($)		12 Months Ended
	Nov. 05, 2025	Dec. 31, 2025	Apr. 30, 2025	Feb. 18, 2025	Dec. 31, 2024
Offering cost		$ 1,125,000
Bond principal		195,000			$ 196,000
Real estate bond description	(i) up to $70,000,000 of “7% USA Real Estate Bonds,” (ii) up to $50,000,000 of “8% USA Real Estate Bonds,” (iii) up to $45,000,000 of “10% USA Real Estate Bonds,” and (iv) up to $35,000,000 of “12% USA Real Estate Bonds” on a best efforts basis at a purchase price of $1,000 each and a minimum investment amount of $10,000 (the “Offering”). For more information on the terms of USA Real Estate Bonds being offered, please see “Description of the USA Real Estate Bonds” beginning on page 69 of the prospectus
Seven Percentage U S A Real Estate Bonds [Member]
Real estate price		$ 1,000.00
Interest rate		7.00%		7.00%
Maturity date		Dec. 31, 2031
Bond principal		$ 0		$ 1,000
Twelve Percentage U S A Real Estate Bonds [Member]
Real estate price		$ 1,000.00	$ 1,000
Interest rate		12.00%	7.00%	12.00%
Maturity term		3 years
Bond principal		$ 195,000		$ 195,000
Maximum [Member]
Offering cost		$ 75,000,000